Taxation (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION [Abstract]
Components of income before income taxes

	Year ended December 31,
	2018	2019	2020
Income/(loss) before income tax expense
Income/(loss) from China operations	$(76,585)	$(89,150)	$154,514
Income/(loss) from non-China operations	(59,307)	19,079	(57,815)

Total income/(loss) before income tax expense from continuing operations	$(135,892)	$(70,071)	$96,699

Income tax expense applicable to China operations
Current tax	$14,578	$9,026	$24,255
Deferred tax	48,907	11,191	102,652

Subtotal income tax expense applicable to China operations	63,485	20,217	126,907
Non-China income tax expense/(benefit)	(78,540)	7,887	6,207
Non-China withholding tax expense	469	324	112

Total income tax expense/(benefit) from continuing operations	$(14,586)	$28,428	$133,226

Combined effects of the income tax exemption and reduction available

	Year Ended December 31,
	2018	2019	2020
Tax holiday effect	$23,271	$7,981	$16,174
Basic net income per share effect	0.60	0.20	0.41

Reconciliation between the U.S. federal statutory rate and the Group's effective tax rate

	Year Ended December 31,
	2018	2019	2020
Statutory Rate:	25%	25%	25%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs (1)	17%	11%	(17%)
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs	(1%)	7%	9%
Effect of withholding taxes (2)	(39%)	(12%)	109%
Changes in valuation allowance for deferred tax assets	(29%)	(71%)	27%
Research and development super-deduction	4%	12%	(9%)
Others	(24%)	(1%)	(13%)

	(47%)	(29%)	131%

Note (1): The reversal of income tax for preferential income tax rates that Changyou’s subsidiaries and VIEs were entitled to as KNSEs or Software Enterprises for 2018, 2019 and 2020 was included in the “Effect of tax holidays applicable to subsidiaries and consolidated VIEs” in the above table.
Note (2): The effective tax rate for 2018 was mainly due to additional income withholding tax of $47 million that was recognized in the first quarter of 2018 due to a revised policy for Changyou’s PRC subsidiaries with respect to their distribution of cash dividends. The revised policy was adopted to facilitate the distribution of a special cash dividend in the aggregate amount of approximately $500.0 million that was declared by Changyou’s Board of Directors on April 5, 2018. The change for 2020 was mainly due to additional income withholding tax of $88 million that was recognized in the second quarter of 2020 due to a revised policy with respect to Changyou’s PRC subsidiaries regarding their distribution of cash dividends.

Deferred tax assets and liabilities

	As of December 31,
	2019	2020
Deferred tax assets:
Net operating loss from operations	$277,478	$325,797
Accrued bonus and commissions	8,539	10,613
Intangible assets transfer	916	690
Others	10,947	8,692

Total deferred tax assets	297,880	345,792
Less: Valuation allowance	(283,711)	(326,755)

Net deferred tax asset s	$14,169	$19,037

Deferred tax liabilities
Withholding tax for dividend	$(86,834)	$(206,594)
Others	(9,070)	(10,999)

Total deferred tax liabilities	$(95,904)	$(217,593)

Movement of the valuation allowance
The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented (in thousands):

	For the Year Ended December 31,
	2018	2019	2020
Beginning balance	$233,910	250,524	283,711
Provision for the year	34,496	44,634	36,363
Reversal for the year	(6,891)	(7,311)	(12,637)
Foreign currency translation adjustment	(10,991)	(4,136)	19,318

Ending balance	$250,524	283,711	326,755

Uncertain tax positions

	As of December 31,
	2018	2019	2020
Beginning balance	$31,138	$174,363	$181,640
Increases /(decreases) related to prior year tax positions	(1,190)	7,277	7,120
Increases related to current year tax positions	144,415	0	0

Ending balance	$174,363	$181,640	$188,760